Document and Entity Information	Apr. 04, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 04, 2022
Entity Registrant Name	Local Bounti Corporation/DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40125
Entity Tax Identification Number	98-1584830
Entity Address, Address Line One	220 W Main St.
Entity Address, City or Town	Hamilton
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59840
City Area Code	800
Local Phone Number	640-4016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001840780
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	490 Foley Lane
Entity Address, City or Town	Hamilton
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59840
Voting Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value of $0.0001 per share
Trading Symbol	LOCL
Security Exchange Name	NYSE
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	LOCL WS
Security Exchange Name	NYSE